Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories consist of the following：
	As of December 31,
	2019	2020
	US$	US$
Products	49,621,935	33,212,956
Packaging materials and others	272,579	50,138
Inventories	49,894,514	33,263,094